Leases, Summary of Supplemental Balance Sheet Information Related to Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 04, 2022
Leases [Abstract]
Operating ROU assets	$ 720	$ 1,200
Operating lease liabilities, current	406
Operating lease liabilities, net of current portion	427
Total operating lease liabilities	$ 833	$ 1,300
Weighted average remaining lease term	1 year 8 months 12 days
Weighted average discount rate	4.80%